Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 230,860	$ 242,552	$ 464,714	$ 439,916	$ 235,824	$ 195,561
Depreciation expense					$ 901,729	$ 578,344